Shareholder Report, Average Annual Return (Details)	12 Months Ended	34 Months Ended
	May 31, 2024	May 31, 2024
Without Sales Load [Member] | C000222712
Average Annual Return [Line Items]
Average Annual Return, Percent	19.10%	2.94%
Without Sales Load [Member] | C000222713
Average Annual Return [Line Items]
Average Annual Return, Percent	19.29%	3.10%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	27.58%	6.53%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	27.58%	6.53%
S&P Target Date 2035 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	16.73%	2.97%
S&P Target Date 2035 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	16.73%	2.97%